CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 235.4	$ 178.0
Trade accounts receivable, less allowances of $44.8 and $43.3 at year-end 2012 and 2011, respectively	972.8	877.1
Inventories, net	473.3	475.1
Current deferred and refundable income taxes	129.1	117.4
Assets held for sale	472.2	454.9
Other current assets	128.9	116.3
Total current assets	2,411.7	2,218.8
Property, plant and equipment, net	1,015.5	1,079.4
Goodwill	764.4	759.3
Other intangibles resulting from business acquisitions, net	125.0	161.2
Non-current deferred income taxes	331.6	322.3
Other assets	457.1	431.7
Total assets	5,105.3	4,972.7
Current liabilities:
Short-term borrowings and current portion of long-term debt and capital leases	520.2	227.1
Accounts payable	804.3	736.5
Accrued payroll and employee benefits	202.8	145.7
Current deferred and payable income taxes	65.1	81.8
Liabilities held for sale	160.5	154.5
Other accrued liabilities	321.6	301.5
Total current liabilities	2,074.5	1,647.1
Long-term debt and capital leases	702.2	954.2
Long-term retirement benefits and other liabilities	607.2	587.1
Non-current deferred and payable income taxes	140.5	125.8
Commitments and contingencies (see Notes 7 and 8)
Shareholders' equity:
Common stock, $1 par value per share, authorized - 400,000,000 shares at year-end 2012 and 2011; issued - 124,126,624 shares at year-end 2012 and 2011; outstanding - 99,915,457 shares and 106,269,919 shares at year-end 2012 and 2011, respectively	124.1	124.1
Capital in excess of par value	801.8	778.6
Retained earnings	1,910.8	1,810.5
Treasury stock at cost, 24,211,167 shares and 17,841,705 shares at year-end 2012 and 2011, respectively	(977.8)	(791.5)
Accumulated other comprehensive loss	(278.0)	(263.2)
Total shareholders' equity	1,580.9	1,658.5
Total liabilities and shareholders' equity	$ 5,105.3	$ 4,972.7